Nature of Operations and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	30
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	3
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	14
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	2
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10